Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 25, 2018
Summary Of Significant Accounting Policies [Line Items]
Impairment losses on long-lived assets	$ 0	$ 0	$ 0
Redeemable convertible preferred stock converted into common stock shares		19,032,066		23,375,405
Maximum [Member] | Accounting Standards Update 2016-18 [Member]
Summary Of Significant Accounting Policies [Line Items]
Net increase in cash and cash equivalents		$ 100,000	$ 100,000